JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 113.1% (87.9% of Total Investments)
	CORPORATE BONDS – 104.5% (81.2% of Total Investments)
	Airlines – 6.9%
$2,344	Air Canada, 144A	7.750%	4/15/21	BB+	$2,511,010
250	Air Canada 2015-1 Class C Pass Through Trust, 144A	5.000%	3/15/20	BBB-	251,550
3,325	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	3,345,781
2,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	2,027,874
159	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/01/19	A+	159,652
2,372	Virgin Australia Holdings Ltd, 144A	8.500%	11/15/19	B	2,375,558
10,450	Total Airlines				10,671,425
	Banks – 4.8%
1,900	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B1	1,930,894
3,415	CIT Group Inc	4.125%	3/09/21	BB+	3,474,762
1,900	Turkiye Garanti Bankasi AS, 144A	6.250%	4/20/21	B+	1,949,400
7,215	Total Banks				7,355,056
	Building Products – 1.3%
2,000	Omnimax International Inc, 144A	12.000%	8/15/20	Caa1	1,980,000
	Chemicals – 0.9%
1,200	CF Industries Inc	7.125%	5/01/20	BB+	1,233,000
100	Methanex Corp	3.250%	12/15/19	Baa3	100,197
1,300	Total Chemicals				1,333,197
	Commercial Services & Supplies – 4.2%
750	ADT Security Corp	5.250%	3/15/20	BB-	758,775
1,037	APX Group Inc	8.750%	12/01/20	CCC	1,018,853
2,000	Pitney Bowes Inc	4.125%	9/15/20	BB+	2,012,500
2,645	RR Donnelley & Sons Co	7.875%	3/15/21	B-	2,730,962
6,432	Total Commercial Services & Supplies				6,521,090
	Consumer Finance – 5.8%
2,000	Ally Financial Inc	4.250%	4/15/21	BBB-	2,042,500
500	Ally Financial Inc.	7.500%	9/15/20	BB+	522,600
2,400	Credit Acceptance Corp	6.125%	2/15/21	BB	2,406,000
2,370	Navient Corp	5.000%	10/26/20	BB	2,399,625
1,500	Springleaf Finance Corp	8.250%	12/15/20	BB-	1,593,750
8,770	Total Consumer Finance				8,964,475

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 6.3%
$3,455	Ball Corp	4.375%	12/15/20	BB+	$3,525,862
300	Graphic Packaging International LLC	4.750%	4/15/21	BB+	309,750
2,786	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	2,792,036
451	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	B+	451,625
2,477	Sealed Air Corp, 144A	6.500%	12/01/20	BB+	2,554,406
9,469	Total Containers & Packaging				9,633,679
	Diversified Financial Services – 3.5%
3,000	Ford Motor Credit Co LLC	2.343%	11/02/20	BBB	2,982,342
2,375	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,392,337
5,375	Total Diversified Financial Services				5,374,679
	Diversified Telecommunication Services – 0.2%
350	Cogent Communications Group Inc, 144A	5.625%	4/15/21	B-	353,063
	Electric Utilities – 1.3%
2,000	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	2,013,736
	Energy Equipment & Services – 2.8%
2,950	Nabors Industries Inc	5.000%	9/15/20	BB	2,891,000
1,500	Pride International LLC	6.875%	8/15/20	B-	1,458,750
4,450	Total Energy Equipment & Services				4,349,750
	Equity Real Estate Investment Trust – 1.9%
1,750	CoreCivic Inc	4.125%	4/01/20	Ba1	1,754,375
1,150	GLP Capital LP / GLP Financing II Inc	4.875%	11/01/20	BBB-	1,173,184
2,900	Total Equity Real Estate Investment Trust				2,927,559
	Food & Staples Retailing – 0.3%
500	Smithfield Foods Inc, 144A	2.700%	1/31/20	BBB	499,706
	Health Care Providers & Services – 2.9%
285	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	285,356
4,000	HCA Inc	6.250%	2/15/21	Ba2	4,188,400
4,285	Total Health Care Providers & Services				4,473,756
	Hotels, Restaurants & Leisure – 5.2%
800	GLP Capital LP / GLP Financing II Inc	4.375%	4/15/21	BBB-	817,584
3,006	MGM Resorts International	6.750%	10/01/20	BB	3,118,725
1,500	Scientific Games International Inc	6.250%	9/01/20	CCC+	1,503,750
2,500	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	2,500,000
7,806	Total Hotels, Restaurants & Leisure				7,940,059
	Household Durables – 5.7%
1,830	Lennar Corp	8.375%	1/15/21	BBB-	1,960,387

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables (continued)
$2,299	M/I Homes Inc	6.750%	1/15/21	BB-	$2,321,990
1,500	MDC Holdings Inc	5.625%	2/01/20	BBB-	1,513,125
2,500	PulteGroup Inc	4.250%	3/01/21	BB+	2,550,000
425	Toll Brothers Finance Corp	6.750%	11/01/19	BBB-	426,275
8,554	Total Household Durables				8,771,777
	Independent Power & Renewable Electricity Producers – 1.0%
1,500	AES Corp/VA	4.000%	3/15/21	BB+	1,528,125
	Industrial Conglomerates – 1.0%
1,500	Turkiye Sise ve Cam Fabrikalari AS, 144A	4.250%	5/09/20	BB-	1,502,235
	Insurance – 1.0%
1,500	Genworth Holdings Inc	7.700%	6/15/20	B	1,533,750
	Internet & Direct Marketing Retail – 2.3%
3,370	Netflix Inc	5.375%	2/01/21	BB-	3,474,470
	Leisure Products – 2.2%
3,400	Mattel Inc	4.350%	10/01/20	B	3,425,500
	Machinery – 1.9%
2,857	Briggs & Stratton Corp	6.875%	12/15/20	B	2,921,283
	Media – 3.8%
1,300	Cablevision Systems Corp	8.000%	4/15/20	B	1,337,375
2,500	DISH DBS Corp	5.125%	5/01/20	B1	2,528,125
500	Mediacom Broadband LLC / Mediacom Broadband Corp	5.500%	4/15/21	Ba2	500,000
1,550	TEGNA Inc	5.125%	7/15/20	BB	1,551,937
5,850	Total Media				5,917,437
	Metals & Mining – 3.4%
3,050	Allegheny Technologies Inc	5.950%	1/15/21	B	3,116,719
200	Arconic Inc	6.150%	8/15/20	BBB-	206,160
850	Arconic Inc	5.400%	4/15/21	BBB-	879,354
1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	1,016,780
5,100	Total Metals & Mining				5,219,013
	Mortgage Real Estate Investment Trust – 2.0%
3,000	Starwood Property Trust Inc	3.625%	2/01/21	BB-	3,011,250
	Multiline Retail – 1.3%
2,150	JC Penney Corp Inc	5.650%	6/01/20	CCC+	2,026,375

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels – 10.5%
$781	Chesapeake Energy Corp	6.625%	8/15/20	B+	$784,905
226	Chesapeake Energy Corp	6.875%	11/15/20	B+	225,435
1,750	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	1,763,125
1,200	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	1,200,099
1,740	NuStar Logistics LP	4.800%	9/01/20	Ba2	1,768,275
1,865	NuStar Logistics LP	6.750%	2/01/21	Ba2	1,943,517
980	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	1,012,830
2,250	Petroleos Mexicanos	5.500%	1/21/21	BBB+	2,317,522
2,000	QEP Resources Inc	6.875%	3/01/21	BB-	1,985,000
1,250	Southwestern Energy Co	5.300%	1/23/20	BB	1,250,054
2,000	Whiting Petroleum Corp	5.750%	3/15/21	BB-	1,910,060
16,042	Total Oil, Gas & Consumable Fuels				16,160,822
	Pharmaceuticals – 3.1%
1,250	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	4.875%	4/15/20	CCC	775,000
4,000	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BBB	3,945,000
5,250	Total Pharmaceuticals				4,720,000
	Professional Services – 1.9%
3,000	Nielsen Finance LLC / Nielsen Finance Co	4.500%	10/01/20	BB	3,007,770
	Specialty Retail – 5.1%
1,500	Gap Inc	5.950%	4/12/21	Baa2	1,555,707
3,878	L Brands Inc	6.625%	4/01/21	Ba1	4,091,290
2,240	Penske Automotive Group Inc	3.750%	8/15/20	Ba3	2,248,512
7,618	Total Specialty Retail				7,895,509
	Technology Hardware, Storage & Peripherals – 2.4%
3,750	EMC Corp	2.650%	6/01/20	Ba2	3,747,066
	Tobacco – 1.6%
2,500	Pyxus International Inc, 144A	8.500%	4/15/21	B2	2,418,750
	Trading Companies & Distributors – 1.2%
1,782	Aircastle Ltd	5.125%	3/15/21	BBB-	1,846,955
	Wireless Telecommunication Services – 4.8%
3,735	CenturyLink Inc	5.625%	4/01/20	BB	3,786,730
3,500	Sprint Communications Inc	7.000%	8/15/20	B+	3,612,735
7,235	Total Wireless Telecommunication Services				7,399,465
$159,260	Total Corporate Bonds (cost $160,981,892)				160,918,782

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 5.4% (4.2% of Total Investments)
	Argentina – 0.3%
$800	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	$392,008
	Egypt – 2.3%
3,500	Egypt Government International Bond, 144A	5.750%	4/29/20	B+	3,536,750
	Honduras – 0.3%
500	Honduras Government International Bond	8.750%	12/16/20	BB-	533,130
	Nigeria – 0.8%
1,250	Nigeria Government International Bond, 144A	6.750%	1/28/21	B+	1,293,750
	Turkey – 1.7%
2,500	Turkey Government International Bond	5.625%	3/30/21	BB-	2,562,500
$8,550	Total Sovereign Debt (cost $8,703,658)				8,318,138

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.5% (2.0% of Total Investments)
	Capital Markets – 1.2%
$1,780	Prospect Capital Corp	4.750%	4/15/20	BBB-	$1,791,116
	Construction Materials – 0.3%
500	Cemex SAB de CV	3.720%	3/15/20	N/R	499,066
	Independent Power & Renewable Electricity Producers – 0.9%
1,500	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	1,481,344
	Mortgage Real Estate Investment Trust – 0.1%
150	Colony Capital Inc	3.875%	1/15/21	N/R	148,125
$3,930	Total Convertible Bonds (cost $3,906,976)				3,919,651

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7% (0.5% of Total Investments)
	Banks – 0.7%
$1,000	BBVA Bancomer SA/Texas, 144A	7.250%	4/22/20	Baa3	$1,022,000
$1,000	Total $1,000 Par (or similar) Institutional Preferred (cost $1,024,520)				1,022,000
	Total Long-Term Investments (cost $174,617,046)				174,178,571

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 15.6% (12.1% of Total Investments)
	REPURCHASE AGREEMENTS – 15.6%
$23,928	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $23,928,337 collateralized $22,025,000 U.S. Treasury Notes, 2.875%, due 5/15/28, value $24,409,449	0.850%	10/01/19	$23,927,772
	Total Short-Term Investments (cost $23,927,772)			23,927,772
	Total Investments (cost $198,544,818) – 128.7%			198,106,343
	Borrowings – (39.9)% (3), (4)			(61,500,000)
	Other Assets Less Liabilities – 11.2%			17,381,165
	Net Assets Applicable to Common Shares – 100%			$153,987,508
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Corporate Bonds	$ —	$160,918,782	$ —	$160,918,782
Sovereign Debt	—	8,318,138	—	8,318,138
Convertible Bonds	—	3,919,651	—	3,919,651
$1,000 Par (or similar) Institutional Preferred	—	1,022,000	—	1,022,000
Short-Term Investments:
Repurchase Agreements	—	23,927,772	—	23,927,772
Total	$ —	$198,106,343	$ —	$198,106,343

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 31.0%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.